Expense Example, No Redemption {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Health Care Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Health Care Fund-Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Health Care Fund-Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Health Care Fund-Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	1,831
Fidelity Advisor Health Care Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738